U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-57209
POST-EFFECTIVE AMENDMENT NO. 68
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-2679
POST-EFFECTIVE AMENDMENT NO. 64

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-434-3778)

Agents For Service:	Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 434-3778

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:	Common Stock of:
1. Davis Opportunity Fund
2. Davis Financial Fund
3. Davis Real Estate Fund
4. Davis Appreciation & Income Fund
5. Davis Government Bond Fund
6. Davis Government Money Market Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 68 to the Registration Statement contains:
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DAVIS SERIES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 15th day of May 2015.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS SERIES, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 15, 2015
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and Principal Accounting Officer	May 15, 2015
Douglas Haines

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to powers of attorney. Attached as Exhibit (q)(1) of Part C of this Registration Statement.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

DAVIS SERIES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 15, 2015 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director
Marc P. Blum

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

John Gates*	Director
John Gates

Thomas S. Gayner*	Director
Thomas S. Gayner

Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

Robert P. Morgenthau*	Director
Robert P. Morgenthau

Marsha Williams*	Director
Marsha Williams

*Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to powers of attorney. Filed as Exhibit (q)(1) of Part C of this Registration Statement.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST

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